Earnings / (Loss) Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2015
Earnings / (Loss) Per Share (EPS) [Abstract]
Basic EPS - Common Shares
Numerator	2013	2014	2015
Net income / (loss)	$15,307,658	$2,623,515	$(26,968,751)
Less: Series B-1 Preferred Shares dividends	(1,077,090)	-	-
Less: Redemption of Series B-1 Preferred Shares	(2,062,788)	-	-
Less: Series C Preferred Shares dividends	(735,281)	(2,061,749)	(2,061,749)
Less: (Income) / loss attributable to non-vested share awards	(270,783)	(12,208)	556,088
Net income / (loss) available to common shareholders	$11,161,716	$549,558	$(28,474,412)

Denominator
Weighted average number of common shares outstanding, basic	23,587,529	28,636,900	30,587,269

Net income / (loss) per common share, basic	$0.47	$0.02	$(0.93)

Diluted EPS - Common Shares
Numerator	2013	2014	2015
Net income / (loss)	$15,307,658	$2,623,515	$(26,968,751)
Less: Series B-1 Preferred Shares dividends	(1,077,090)	-	-
Less: Redemption of Series B-1 Preferred Shares	(2,062,788)	-	-
Less: Series C Preferred Shares dividends	(735,281)	(2,061,749)	(2,061,749)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	1,077,090	-	-
Less: (Income) / loss attributable to non-vested share awards	(270,783)	(12,208)	556,088
Net income / (loss) available to common shareholders	$12,238,806	$549,558	$(28,474,412)

Denominator
Weighted average number of common shares outstanding, basic	23,587,529	28,636,900	30,587,269
Effect of Series B-1 Preferred Shares, if converted to common shares	3,133,151	-	-
Weighted average number of common shares outstanding, diluted	26,720,680	28,636,900	30,587,269

Net income / (loss) per common share, diluted	$0.46	$0.02	$(0.93)